                      [PAINEWEBBER LIFE INSURANCE COMPANY]



                                                               September 4, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   PaineWebber Life Variable Annuity Account
      File Number: 811-7536
      Rule 30b2-1 Filing

Commissioners:

      As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report of the underlying management investment company, Mitchell Hutchins Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

      Pursuant to Rule 30d-1 under the Act, on August 28, 1998, Mitchell Hutchins Series Trust filed its semi-annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

                                          Sincerely,



                                          /s/ Gerianne J. Silva
                                          ---------------------
                                          Gerianne J. Silva

cc: Kimberly J. Smith